SUPPLEMENTAL CASH FLOW DISCLOSURE (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Fair value of common shares issued to settle convertible debentures		$ 8,753,658	$ 2,698,789
Fair value of common shares issued and issuable for services				59,796
Note payable to PMW LLC to acquire assets (Note 10.7)		$ 139,409
Note payable to Lender Capital, LLC to acquire Ross Lane Property (Note 10.6)		1,285,000
Right-of-use assets acquired through leases (Note 7)	528,980	3,495,249	2,583,660	1,030,429
Note payable to HSCP used to acquire assets (Note 10.5)			$ 350,000	$ 1,250,000